UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Wolf Fund Management Ltd.

Address:   850 Third Avenue, 10th Floor
           New York, New York 10022


13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:


/s/ Shyam Srinivasan            New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:  $132,835
                                        (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name
      --------------------          ---------------------------
1.    028-14292                     Wolf Opportunity Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------------                --------------  ---------  -------- --------------------  ----------   --------  ---------------------
                                                          VALUE    SHS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION     MGRS      SOLE    SHARED NONE
--------------                --------------  ---------  -------- --------   ---  ----  ----------   --------  --------- ------ ----
CISCO SYS INC                 COM             17275R102   54,340  3,505,824  SH            SOLE                3,505,824
GLOBAL CASH ACCESS HLDGS INC  COM             378967103   16,510  6,449,136  SH            SOLE                6,449,136
GOLDMAN SACHS GROUP INC       COM             38141G104   55,903    591,249  SH            SOLE                  591,249
INVESCO LTD                   SHS             G491BT108    5,045    325,246  SH            SOLE                  325,246
OWENS ILL INC                 COM NEW         690768403    1,037     68,582  SH            SOLE                   68,582













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